Commitments and Contingencies (Notes)	9 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES

CONTINGENCIES

In the ordinary course of business, we may become party to lawsuits, administrative proceedings and governmental investigations, including environmental, regulatory and other matters. The outcome of these matters cannot always be predicted accurately, but we will accrue liabilities for these matters if the amount is probable and can be reasonably estimated. Other than as described (i) below, (ii) in Part II, Item 1 of this Report, (iii) in our Annual Report on Form 10-K for the year ended December 31, 2016 or in our Quarterly Reports on Form 10-Q for the quarters ended March 31, 2017 and June 30, 2017, or (iv) in WNRL’s Annual Report on Form 10-K for the year ended December 31, 2016 or in its Quarterly Reports on Form 10-Q for the quarters ended March 31, 2017 and June 30, 2017, we do not have any other material outstanding lawsuits, administrative proceedings or governmental investigations.

TIOGA, NORTH DAKOTA CRUDE OIL PIPELINE RELEASE. In September 2013, the Partnership responded to the release of crude oil in a rural field northeast of Tioga, North Dakota (the “Crude Oil Pipeline Release”). In February 2017, we settled the Notice of Violation issued in March 2015 by the North Dakota Department of Health (“NDDOH”). The NDDOH had alleged violations of water pollution regulations as a result of the Crude Oil Pipeline Release. During the third quarter of 2017, we recognized an incremental charge of $19 million to amounts previously recognized for estimated costs to complete our remediation and closure activities along with long-term monitoring. The ultimate resolution of the matter does not have a material impact on our liquidity, financial position, or results of operations.